Shareholder Report, Holdings (Details) - UVA Unconstrained Medium-Term Fixed Income ETF	Jun. 30, 2024
Freddie Mac Pool, 5.000% 4/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.25%
Charles Schwab Corp/The, 5.375% 6/1/25 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.52%
Fannie Mae Pool, 5.500% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.12%
United States Treasury Bonds, 2.250% 2/15/52 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.28%
United States Treasury Bonds, 4.000% 11/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Fannie Mae Pool, 5.000% 6/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.14%
United States Treasury Bonds, 3.625% 8/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.07%
eBay Inc, 4.000% 7/15/42 [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.03%
United States Treasury Bonds, 3.125% 2/15/43 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.74%
Freddie Mac Pool, 6.000% 10/1/53 [Member]
Holdings [Line Items]
Percent of Net Asset Value	1.67%
Federal Agency [Member]
Holdings [Line Items]
Percent of Net Asset Value	15.50%
Technology [Member]
Holdings [Line Items]
Percent of Net Asset Value	14.80%
Consumer Discretionary [Member]
Holdings [Line Items]
Percent of Net Asset Value	13.10%
United States Treasury Notes [Member]
Holdings [Line Items]
Percent of Net Asset Value	12.70%
Financials [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.90%
Municipal Bonds [Member]
Holdings [Line Items]
Percent of Net Asset Value	11.80%
Health Care [Member]
Holdings [Line Items]
Percent of Net Asset Value	4.20%
Industrials [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.90%
Communications [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Consumer Staples [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.00%
Closed-End Funds [Member]
Holdings [Line Items]
Percent of Net Asset Value	2.50%
Other [Member]
Holdings [Line Items]
Percent of Net Asset Value	3.50%